OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses		¥ 5,413	¥ 3,735
Deposits received from suppliers and packaged-tour users		1,044	836
Payable related to acquisition and investments		76	226
Accruals for property and equipment		144	22
Provision related to an equity method investment (Note 13)			367
Others		864	668
Total	$ 1,083	¥ 7,541	¥ 5,854